Other income (expense), net	12 Months Ended
Dec. 31, 2022
Other income (expense), net
Other income (expense), net

Note 16 – Other income (expense), net

Other income (expense), net consists of the following:

	Year ended December 31,
	2022	2021
Loss on disposal of assets	$(548)	$(4,705)
Gain (loss) on investment	21,953	(2,093)
Gain (loss) on extinguishment of debt	205	(21,344)
Other income (expense), net	1,987	(172)
Total other income (expense), net	$23,597	$(28,314)